Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) fFOPerShare	Dec. 31, 2022 USD ($) fFOPerShare	Dec. 31, 2021 USD ($) fFOPerShare	Dec. 31, 2020 USD ($) fFOPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Annual Total Compensation in Summary Compensation Table for PEO - Ms. Fischer(1)	Compensation Actually Paid to PEO - Ms. Fischer(1)(2)	Annual Total Compensation in Summary Compensation Table for PEO - Mr. Cramer(1)	Compensation Actually Paid to PEO - Mr. Cramer(1)(2)	Average Total Compensation in Summary Compensation Table for all other NEOs(3)	Average Compensation Actually Paid to all other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Core FFO per Share ($)
							TSR ($)	Peer Group TSR(4) ($)
2023	$1,569,866	$1,983,647	$2,718,619	$4,481,248	$1,668,256	$2,447,252	$195	$144	$236,988	$2.69
2022	4,072,342	(5,447,460)	—	—	1,814,895	(1,979,905)	121	101	183,765	2.81
2021	3,175,600	11,759,386	—	—	1,485,900	4,980,787	221	134	146,935	2.26
2020	2,779,857	4,565,285	—	—	1,344,220	2,138,474	112	95	79,478	1.71

Company Selected Measure Name			Core FFO per share
Named Executive Officers, Footnote
(1)     Tamara D. Fischer served as our principal executive officer during 2020, 2021, 2022 and from January 1, 2023 to March 31, 2023. Mr. Cramer has served as our principal executive officer since April 1, 2023.
			(3) For each of 2020, 2021 and 2022, the NEOs included in this calculation are as follows: Mr. Nordhagen, Mr. Cramer and Mr. Togashi, and for 2023, the NEOs included in this calculation are as follows: Mr. Togashi, Mr. Cowan, and Ms. Kenyon (collectively, as applicable, the "Other NEOs").
Peer Group Issuers, Footnote			(4) The peer group utilized for the Peer Group TSR is the Nareit All Equity REIT Index.
Adjustment To PEO Compensation, Footnote

	2023
	PEO - Ms. Fischer	PEO - Mr. Cramer	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$1,569,866	$2,718,619	$1,668,256
Deduct grant date fair value of equity awards granted during the covered year-end	(900,000)	(1,700,000)	(1,025,000)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,950,029	3,683,336	1,827,622
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(805,357)	(303,255)	(79,989)
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	4,715
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	169,109	82,548	51,648
Excess fair value for equity award modifications	—	—	—
Compensation Actually Paid	$1,983,647	$4,481,248	$2,447,252

Non-PEO NEO Average Total Compensation Amount			$ 1,668,256	$ 1,814,895	$ 1,485,900	$ 1,344,220
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,447,252	(1,979,905)	4,980,787	2,138,474
Adjustment to Non-PEO NEO Compensation Footnote

	2023
	PEO - Ms. Fischer	PEO - Mr. Cramer	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$1,569,866	$2,718,619	$1,668,256
Deduct grant date fair value of equity awards granted during the covered year-end	(900,000)	(1,700,000)	(1,025,000)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,950,029	3,683,336	1,827,622
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(805,357)	(303,255)	(79,989)
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	4,715
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	169,109	82,548	51,648
Excess fair value for equity award modifications	—	—	—
Compensation Actually Paid	$1,983,647	$4,481,248	$2,447,252

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Set forth below is a list of the three most important financial performance measures used to link executive compensation actually paid to our NEOs during 2023 to Company performance.
•Core FFO per share
•Same Store NOI
			•the Company's TSR as compared to the MSCI US REIT Index and as compared to the Public Company Self Storage REIT Peers or the Peer Group 3-Year Weighted Average TSR, as applicable.
Total Shareholder Return Amount			$ 195	121	221	112
Peer Group Total Shareholder Return Amount			144	101	134	95
Net Income (Loss)			$ 236,988,000	$ 183,765,000	$ 146,935,000	$ 79,478,000
Company Selected Measure Amount | fFOPerShare			2.69	2.81	2.26	1.71
PEO Name	Tamara D. Fischer	Mr. Cramer		Tamara D. Fischer	Tamara D. Fischer	Tamara D. Fischer
Additional 402(v) Disclosure	Calculated for 2023 as set forth below. Fair value as referenced below is determined in accordance with ASC Topic 718 and for performance-based awards, reflects the maximum level of the LTIP grants and takes into account the probable outcome of the performance conditions as of the measurement date.
Set forth below are charts showing the following relationships for each of 2020, 2021, 2022 and 2023. For 2023, the compensation actually paid to our principal executive officer shown below consists of 25% of Ms. Fischer's 2023 compensation actually paid and 75% of Mr. Cramer's 2023 compensation actually paid, to reflect the change in our principal executive officer that occurred on April 1, 2023.
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's cumulative TSR and the Nareit All Equity REIT Index cumulative TSR, in each case as shown in the above table.
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's net income.
•The relationship between our principal executive officer and Other NEO compensation actually paid as compared to the Company's Core FFO per share.

Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO per share
Measure:: 2
Pay vs Performance Disclosure
Name			Same Store NOI
Measure:: 3
Pay vs Performance Disclosure
Name			TSR
Fischer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,569,866			$ 4,072,342	$ 3,175,600	$ 2,779,857
PEO Actually Paid Compensation Amount	1,983,647			$ (5,447,460)	$ 11,759,386	$ 4,565,285
Cramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,718,619
PEO Actually Paid Compensation Amount		4,481,248
PEO | Fischer [Member] | NSA Equity Awards Reported Value Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,000)
PEO | Fischer [Member] | NSA Equity Awards Granted During The Year Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,950,029
PEO | Fischer [Member] | NSA Equity Awards Granted in Prior Years Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,357)
PEO | Fischer [Member] | Equity Awards Granted During The Year Vested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fischer [Member] | NSA Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fischer [Member] | NSA Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fischer [Member] | NSA Dollar Value of Dividends Earning Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,109
PEO | Fischer [Member] | NSA Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Cramer [Member] | NSA Equity Awards Reported Value Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,700,000)
PEO | Cramer [Member] | NSA Equity Awards Granted During The Year Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,683,336
PEO | Cramer [Member] | NSA Equity Awards Granted in Prior Years Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(303,255)
PEO | Cramer [Member] | Equity Awards Granted During The Year Vested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cramer [Member] | NSA Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cramer [Member] | NSA Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Cramer [Member] | NSA Dollar Value of Dividends Earning Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		82,548
PEO | Cramer [Member] | NSA Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
Non-PEO NEO | NSA Equity Awards Reported Value Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,025,000)
Non-PEO NEO | NSA Equity Awards Granted During The Year Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,827,622
Non-PEO NEO | NSA Equity Awards Granted in Prior Years Unvested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(79,989)
Non-PEO NEO | Equity Awards Granted During The Year Vested Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | NSA Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,715
Non-PEO NEO | NSA Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | NSA Dollar Value of Dividends Earning Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			51,648
Non-PEO NEO | NSA Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0